Average Annual Total Returns - FidelityAgriculturalProductivityWaterSustainabilityFunds-ComboPRO - FidelityAgriculturalProductivityWaterSustainabilityFunds-ComboPRO - Fidelity Water Sustainability Fund
	Jul. 30, 2024
Fidelity Water Sustainability Fund | Return Before Taxes
Average Annual Return:
Past 1 year	18.58%
Since Inception	14.60%	[1]
Fidelity Water Sustainability Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	18.46%
Since Inception	14.26%	[1]
Fidelity Water Sustainability Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	11.08%
Since Inception	11.46%	[1]
MS159
Average Annual Return:
Past 1 year	22.65%
Since Inception	14.87%
SP222
Average Annual Return:
Past 1 year	15.28%
Since Inception	14.84%

[1]	A From April 16, 2020 .